Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
Supplement [Text Block]	ict_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Variable NAV Money Fund

Capital Shares

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.15
Distribution/service (12b-1) fees	None
Other expenses1	0.36
Total annual fund operating expenses	0.51
Fee waiver/expense reimbursement	0.51
Total annual fund operating expenses after fee waiver/expense reimbursement	0.00

[1] The "Other expenses" have been restated to reflect fee changes associated with Money Market Reform which became effective October 10, 2016.

The Advisor has contractually agreed for the period July 3, 2017 through July 2, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.00%; and for the period from July 3, 2018 through July 2, 2019, at a ratio no higher than 0.02% for Capital Shares (in each instance, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses). These agreements may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same (subject to the expense caps of 0.00% in year one and 0.02% in year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$60	$182	$541

Deutsche Variable NAV Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ict_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Variable NAV Money Fund

Capital Shares

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.15
Distribution/service (12b-1) fees	None
Other expenses1	0.36
Total annual fund operating expenses	0.51
Fee waiver/expense reimbursement	0.51
Total annual fund operating expenses after fee waiver/expense reimbursement	0.00

[1] The "Other expenses" have been restated to reflect fee changes associated with Money Market Reform which became effective October 10, 2016.

The Advisor has contractually agreed for the period July 3, 2017 through July 2, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.00%; and for the period from July 3, 2018 through July 2, 2019, at a ratio no higher than 0.02% for Capital Shares (in each instance, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses). These agreements may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same (subject to the expense caps of 0.00% in year one and 0.02% in year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$60	$182	$541

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 2, 2018
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed for the period July 3, 2017 through July 2, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.00%; and for the period from July 3, 2018 through July 2, 2019, at a ratio no higher than 0.02% for Capital Shares (in each instance, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses). These agreements may only be terminated with the consent of the fund's Board.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	[1] The "Other expenses" have been restated to reflect fee changes associated with Money Market Reform which became effective October 10, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same (subject to the expense caps of 0.00% in year one and 0.02% in year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Deutsche Variable NAV Money Fund | Capital Shares
Risk/Return:	rr_RiskReturnAbstract
(paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.15%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	60
5 Years	rr_ExpenseExampleYear05	182
10 Years	rr_ExpenseExampleYear10	$ 541

[1]	The "Other expenses" have been restated to reflect fee changes associated with Money Market Reform which became effective October 10, 2016.